BASIC AND DILUTED EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
BASIC AND DILUTED EARNINGS PER SHARE

NOTE 12. BASIC AND DILUTED EARNINGS PER SHARE

Basic net income per share is computed using the weighted average number of common shares outstanding during the period. Diluted net income per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares comprise shares issuable upon the exercise of share-based awards, using the treasury stock method. The reconciliation of the numerators and denominators of the basic and diluted earnings per share computations for income from continuing operations is shown as follows:

	For the year Ended December 31,
	2022	2021	2020
Numerator:
Net profit attributable to common stockholders	$1,036,900	$484,379	$-
Denominator:
Basic and diluted weighted-average number of shares outstanding	116,550,000	100,000,000	100,000,000
Net income per share:
Basic and diluted	$0.009	$0.005	$0.00